Other Operational Loss (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	6 Months Ended
	Sep. 29, 2010	Jun. 30, 2014	Jun. 30, 2013
Other Operational Loss
Percentage of future proceeds sold	45000.00%
Sale of future claims proceeds	$ 5,000
Other operational loss		94	562
Other operational gain		407	1,647
Commercial Claim
Other Operational Loss
Other operational gain			$ 1,250